Annual Total Returns (Vanguard S&P Mid-Cap 400 Growth Index Fund - Institutional Shares Institutional) (Vanguard S&P Mid-Cap 400 Growth Index Fund, Vanguard S&P Mid-Cap 400 Growth Index Fund - Institutional Shares)
12 Months Ended
Aug. 31, 2014
Vanguard S&P Mid-Cap 400 Growth Index Fund | Vanguard S&P Mid-Cap 400 Growth Index Fund - Institutional Shares
Annual Total Return
2013	32.68%
2012	17.24%